Stock Based Compensation - Summary of Company's Restricted Stock Activity (Details) - Restricted stock - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares (000's)
Unvested at the beginning of the period (in shares)	14	29	48
Vested (in shares)	(14)	(15)	(19)
Unvested at the end of the period (in shares)	0	14	29
Weighted Average Grant Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 3.60	$ 4.63	$ 6.20
Vested (in dollars per share)	3.60	5.53	8.65
Unvested at the ending of the period (in dollars per share)	$ 0	$ 3.60	$ 4.63